Receivables and Other Assets - Components of Receivables and Other Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables	$ 269,030	$ 279,083
Other assets	66,581	31,360
Total	$ 335,611	$ 310,443